General Information, Statement of Compliance and Basis of Presentation	12 Months Ended
Dec. 31, 2022
General Information, Statement of Compliance and Basis of Presentation [Abstract]
General Information, Statement of Compliance and Basis of Presentation	General Information, Statement of Compliance and Basis of Presentation
General principles
The statement of consolidated financial position as of December 31, 2022, 2021 and 2020 and the statements of consolidated operations, the statements of consolidated comprehensive loss, the consolidated changes in shareholders’ equity and statements of consolidated cash flows for the years ended December 31, 2022, 2021 and 2020 were prepared under management’s supervision and were approved by the Executive Board of the Company (the “Executive Board”) and reviewed by the Supervisory Board of the Company (the “Supervisory Board”) on April 24, 2023.
All amounts presented in the consolidated financial statements are presented in thousands of euros, unless stated otherwise. Some figures have been rounded. Accordingly, the totals in some tables may not be the exact sums of component items.
The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards (‘‘IFRS’’) requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements (see Note 3.2 for additional information).
The consolidated financial statements have been prepared using the historical cost measurement basis, with the exception of some financial assets and liabilities, which are measured at fair value.

Statement of Compliance and Basis of Presentation
The consolidated financial statements have been prepared in accordance with IFRS, International Accounting Standards (“IAS”) as issued by the International Accounting Standards Board (“IASB”) as well as interpretations issued by the IFRS Interpretations Committee (“IFRS-IC”) and the Standard Interpretations Committee (the “SIC”), which application is mandatory as of December 31, 2022. The consolidated financial statements are also compliant with IFRS as adopted by the European Union.
Those are available on the European Commission website:
https://eur-lex.europa.eu/eli/reg/2002/1606/oj
The accounting principles used to prepare the consolidated financial statements for the fiscal year ended December 31, 2022 are identical to those used for the previous year except for the standards listed below that required adoption in 2022.

Application of New or Amended Standards and Interpretations
The Company adopted the following standards, amendments and interpretations, whose application was mandatory for periods beginning on or after January 1, 2022:
•Amendment to IFRS 3 - update of a reference to the conceptual framework
•Amendment to IAS 16 Property, Plant and Equipment - related to proceeds before intended use.
•Amendment to IAS 37 related to onerous contracts and the cost of Fulfilling a contract
The application of these standards had no impact on the consolidated financial statements of the Company.

Assessment of the impacts of the Application of the standards, amendments and interpretations which will come into force subsequently
The application of the following new standards, amendments and interpretations was not yet mandatory for the year ended December 31, 2022 :
•Amendments to IAS 1 – Classification of Liabilities as Current or Non-current (issued in October 2022 and Effective for the accounting periods as of January 1, 2024)
•Amendments to IAS 8 – Definition of Accounting Estimates (issued on 12 February 2021 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 1 and IFRS Practice Statement 2 –Disclosure of Accounting Policies (issued in March 2021 and Effective for the accounting periods as of January 1, 2023)
•Amendments to IAS 12 – Income Taxes: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (issued in May 2021 and Effective for the accounting periods as of January 1, 2023)
No significant impact is expected on the consolidated financial statements following the application of the above amendments.
The Company elected to early adopt no new standards, amendments or interpretations which application was not yet mandatory for the year ended December 31, 2022.

Going concern
We have prepared our consolidated financial statements assuming that we will continue as a going concern. We experienced net losses of €57.0 million in 2022 and a net decrease in cash and cash equivalents of €42.5 million in 2022. At December 31, 2022, our accumulated deficit was €227.3 million and we had negative working capital of €22.7 million. We expect to continue to incur significant expense related to the development and manufacturing of nanotechnology product candidates such as NBTXR3 and conducting clinical studies. Additionally, we may encounter unforeseen difficulties, complications, development delays and other unknown factors that require additional expense. As a result of these expenditures, we expect to continue to incur significant losses in the near term. Additionally, the Company’s debt instruments contain covenants that require maintenance of minimum cash and cash equivalent balances that limit the availability of cash resources to pursue operational needs.

The Company’s covenant obligations entail that the current cash and cash equivalents are only sufficient to fund our operating expenses into the third quarter of 2023. Violation of the covenant would result in immediate repayment of all or part of the loan outstanding (if and when requested by the bank), together with accrued interest, prepayment fees and all other accrued or outstanding amounts. However, Nanobiotix has obtained a 15 million euros temporary waiver, until July 31, 2023, and has reached an agreement in principle with EIB to automatically extend it until January 31, 2024 should (a) a business development partnership, collaborative or strategic alliance have become effective before July 31, 2023 and (b) the contractual documentation is signed within fifteen days following the date of this form 20-F. Failing this extension period, and except if it has obtained appropriate funding prior, the Company is expected to be in breach of this temporary waiver as of July 31, 2023.

The Company is also pursuing additional funding through one or more possible new partnerships, collaborative or strategic alliances; or from the use of the use of the equity line (PACEO) signed with Kepler Cheuvreux, financing from institutional or strategic investors, from the capital markets, or a combination of the above. However, the Company cannot guarantee if or when any such transactions will occur or whether they will be on satisfactory terms.

While the Company has taken and will continue to take actions to obtain new funding and manage costs through operating expense reduction plans, as necessary, the above factors indicate substantial doubt about the Company’s ability to continue as a going concern as there is no assurance that the Company will be successful in satisfying its future cash needs.
Subsequently, the Executive Board determined it is appropriate to prepare consolidated financial statements as of and for the period ended December 31, 2022, applying a going concern basis, assuming the Company will continue to operate for the foreseeable future.